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Balanced Fund
AMR, Institutional, Y, Investor and Advisor Classes

Large Cap Value Fund
AMR, Institutional, Y, Investor, Advisor and Retirement Classes

Large Cap Growth Fund
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Mid-Cap Value Fund
AMR, Institutional, Y, Investor and Advisor Classes

Small Cap Value Fund
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International Equity Fund
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Emerging Markets Fund
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High Yield Bond Fund
AMR, Institutional, Y and Investor Classes

Retirement Income and Appreciation Fund
Y and Investor Classes

Intermediate Bond Fund
Institutional, Y and Investor Classes

Short-Term Bond Fund
Institutional, Y and Investor Classes

Treasury Inflation Protected Securities Fund
Institutional, Y and Investor Classes

Supplement Dated July 29, 2010
To the Statement of Additional Information dated March 1, 2010 as Amended May 4, 2010

Disclosure of Portfolio Holdings

The entire “Disclosure of Portfolio Holdings” section beginning on page 5 of the Statement of Additional Information is hereby replaced with the following:

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds publicly disclose portfolio holdings information as follows:

1.
a complete list of holdings for each Fund on an annual and semi-annual basis in the reports to shareholders within sixty days of the end of each fiscal semi-annual period and in publicly available filings of Form N-CSR with the SEC within ten days thereafter;

2.
a complete list of holdings for each Fund as of the end of its first and third fiscal quarters in publicly available filings of Form N-Q with the SEC within sixty days of the end of the fiscal quarter;

3.	a complete list of holdings for each Fund as of the end of each month on the Funds’ website (www.americanbeaconfunds.com) approximately twenty days after the end of the month; and
4.
ten largest holdings for each Fund as of the end of each calendar quarter on the Funds’ website (www.americanbeaconfunds.com) and in sales materials approximately fifteen days after the end of the calendar quarter.

Public disclosure of a Fund’s holdings on the website and in sales materials may be delayed when the investment manager informs the Manager that such disclosure could be harmful to the Fund.  In addition, individual holdings may be omitted from website and sales material disclosure, when such omission is deemed to be in a Fund’s best interest.

Occasionally, certain interested parties – including individual investors, institutional investors, intermediaries that distribute shares of the Funds, third-party service providers, rating and ranking organizations, and others – may request portfolio holdings information that has not yet been publicly disclosed by the Funds. As a policy, the Funds control the disclosure of nonpublic portfolio holdings information in an attempt to prevent parties from utilizing such information to engage in trading activity harmful to Fund shareholders. To this end, the Board has adopted a Policy and Procedures for Disclosure of Portfolio Holdings Information (the “Holdings Policy”). The purpose of the Holdings Policy is to define those interested parties who are authorized to receive nonpublic portfolio holdings information on a selective basis and to set forth conditions upon which such information may be provided. In general, nonpublic portfolio holdings may be disclosed on a selective basis only where it is determined that (i) there is a legitimate business purpose for the information, (ii) recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information; and (iii) disclosure is in the best interests of Fund shareholders.

Third Party Service Providers.   The Funds have ongoing arrangements with third party service providers that require access to holdings to provide services necessary to the Funds’ operations (“service providers”). These service providers routinely receive complete portfolio holdings information prior to the public disclosure of such information.  The service providers have a duty to keep the Funds’ nonpublic information confidential either through written contractual arrangements with the Manager or the Funds or by the nature of their role with respect to the Funds.  The Funds have determined that complete disclosure of nonpublic holdings information to the following categories of service providers fulfills a legitimate business purpose and is in the best interest of shareholders: investment managers, custodian banks, pricing services, fund accounting agents, independent registered public accounting firms, and securities lending agents.  The Funds have ongoing arrangements to provide nonpublic holdings information to the following service providers: the Manager, the sub-advisors, State Street, Brown Brothers Harriman & Co. (“BBH”), and Ernst & Young LLP.  State Street serves as the Trust’s custodian, accounting agent, and pricing agent.  State Street has access to complete Fund holdings on a daily basis with no lag.  BBH serves as the securities lending agent to the Funds that participate in securities lending activities and has access to the complete list of holdings of those Funds on a daily basis with no lag.  Ernst & Young serves as the Funds’ independent registered public accounting firm and has access to the complete list of holdings on an annual basis with no lag.  In addition, Ernst & Young may be provided with holdings information on an ad hoc basis when the Manager seeks their advice on matters related to those holdings.

Certain third parties are provided with nonpublic information on particular holdings (not a complete list) on an ad hoc basis.  These third parties include: broker-dealers, borrowers of the Funds’ portfolio securities, legal counsel, and issuers (or their agents).  Broker-dealers utilized by the Funds in the process of purchasing and selling portfolio securities receive limited holdings information on a current basis with no lag.  For the Funds that participate in securities lending activities, potential borrowers of the Funds’ securities receive information pertaining to the Funds’ securities available for loan.  Such information is provided on a current basis with no lag.  The Manager may provide holdings information to legal counsel when seeking advice regarding those holdings.  From time to time, an issuer (or its agent) may contact the Funds requesting confirmation of ownership of the issuer’s securities.  Such holdings information is provided to the issuer (or its agent) as of the date requested.  The Funds do not have written contractual arrangements with these third parties regarding the confidentiality of the holdings information.  However, the Funds would not continue to utilize a third party that the Manager determined to have misused nonpublic holdings information.

Rating and Ranking Organizations.  The Funds have ongoing arrangements to provide periodic holdings information to certain organizations that publish ratings and/or rankings for the Funds.  The Funds have determined that complete disclosure of holdings information to rating and ranking organizations fulfills a legitimate business purpose and is in the best interest of shareholders, as it provides existing and potential shareholders with an independent basis for evaluating the Funds in comparison to other mutual funds.  The Funds have the following arrangements with rating and ranking organizations for periodic disclosure of holdings and other related portfolio information:

Organization	Frequency of Disclosure	Lag
Bloomberg	Quarterly	Day following disclosure on Funds’ website
Lipper/Thomson Reuters	Monthly	5 business days
Morningstar	Monthly	Day following disclosure on Funds’ website

The rating and ranking organizations receiving fund holdings information prior to disclosure on the Funds’ website have provided written assurances that they will keep the information confidential and will not trade based on the information.  For those rating and ranking organizations that have not provided such assurances, the Funds withhold disclosure of holdings information until the day following disclosure on the Funds’ website.

Selective Disclosure.  Selective disclosure of nonpublic portfolio holdings information to parties other than rating and ranking organizations or service providers must meet all of the following conditions:

1.	Recipients of portfolio holdings information must agree in writing to keep the information confidential until it has been posted to the Funds’ website and not to trade based on the information;
2.	Holdings may only be disclosed as of a month-end date;
3.	No compensation may be paid to the Funds, the Manager or any other party in connection with the disclosure of information about portfolio securities; and
4.	A member of the Manager’s Compliance Department must approve requests for disclosure of nonpublic holdings information.

In determining whether to approve a request for portfolio holdings disclosure, the Compliance Department shall consider the type of requestor and its relationship to the Funds, the stated reason for the request, any historical pattern of requests from that same individual or entity, the style and strategy of the Fund for which holdings have been requested (e.g. passive versus active management), whether the Fund is managed by one or multiple investment managers, and any other factors it deems relevant.  In its analysis, the Compliance Department shall attempt to uncover any apparent conflict between the interests of Fund shareholders on the one hand and those of the Manager or any affiliated person of the Fund on the other. For example, the Compliance Department will inquire whether the Manager has entered into any special arrangements with the requestor to share nonpublic portfolio holdings information in exchange for a substantial investment in the Funds or other products managed by the Manager. Any potential conflicts between shareholders and affiliated persons of the Funds that arise as a result of a request for portfolio holdings information shall be decided by the Manager in the best interests of shareholders. However, if a conflict exists between the interests of shareholders and the Manager, the Manager will present the details of the request to the Board who will either approve or deny the request. On a quarterly basis, the Manager will prepare a report for the Board outlining the requests for selective disclosure that were approved during the period.

The Compliance Department will determine whether a historical pattern of requests by the same individual or entity constitutes an “ongoing arrangement” and thus requires disclosure in the SAI.

Investment Advisory Agreements- Sub-Advisor

The paragraph and chart referencing Dreman Value Management, LLC and Metropolitan West Capital Management, LLC, following the table and footnotes on page 23 of the Statement of Additional Information is hereby deleted.

Portfolio Managers- Brandywine Global Investment Management, LLC

The following is hereby added starting on page 27 of the Statement of Additional Information:

Name of Investment Advisor and Portfolio Manager	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Brandywine Global Investment Management, LLC
Patrick Kaser	2 ($252 mil)	3 ($40 mil)	58 ($1.6 bil)	N/A	N/A	2 ($355 mil)

Portfolio Managers- Ownership of Funds

Under Brandywine Global Investment Management, LLC on page 48 of the Statement of Additional Information, the following is added to the chart:

Name of Investment Advisor and Portfolio Manager	Balanced Fund	Large Cap Value Fund	Small Cap Value Fund
Brandywine Global Investment Management, LLC
Patrick Kaser	None	None	N/A

The chart for Metropolitan West Capital Management, LLC on page 49 of the Statement of Additional Information is hereby replaced with the following:

Name of Investment Advisor and Portfolio Manager	Large Cap Value Fund	Small Cap Value Fund
Metropolitan West Capital Management, LLC
Howard Gleicher	None	None
Gary W. Lisenbee	None	None
David M. Graham	None	None
Jeffrey Peck	None	None
Jay Cunningham	None	None
Samir Sikka	None	None
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